UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2020

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Funds. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2020

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona Municipal Income Fund	2
Connecticut Municipal Income Fund	3
Minnesota Municipal Income Fund	4
New Jersey Municipal Income Fund	5
Pennsylvania Municipal Income Fund	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Officers and Trustees	61

Important Notices	62

Eaton Vance

Arizona Municipal Income Fund

January 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	2.64%	7.31%	3.05%	4.20%
Class A with 4.75% Maximum Sales Charge	—	—	–2.27	2.22	2.06	3.69
Class C at NAV	12/16/2005	07/25/1991	2.32	6.63	2.29	3.42
Class C with 1% Maximum Sales Charge	—	—	1.32	5.63	2.29	3.42
Class I at NAV	08/03/2010	07/25/1991	2.75	7.52	3.25	4.40
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%
Bloomberg Barclays Arizona Municipal Bond Index			3.12	8.15	3.32	4.44

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.70%	1.45%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.72%	2.00%	2.93%
Taxable-Equivalent Distribution Rate				4.98	3.66	5.36
SEC 30-day Yield				0.98	0.29	1.22
Taxable-Equivalent SEC 30-day Yield				1.78	0.53	2.23

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2020

Performance1,2

Portfolio Managers Cynthia J. Clemson and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	2.49%	6.69%	2.79%	3.83%
Class A with 4.75% Maximum Sales Charge	—	—	–2.38	1.60	1.79	3.33
Class C at NAV	02/09/2006	05/01/1992	2.19	6.00	2.02	3.06
Class C with 1% Maximum Sales Charge	—	—	1.19	5.00	2.02	3.06
Class I at NAV	03/03/2008	05/01/1992	2.68	7.00	3.00	4.04
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%
Bloomberg Barclays Connecticut Municipal Bond Index	—	—	2.91	8.71	3.14	3.60

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.73%	1.47%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.43%	1.67%	2.63%
Taxable-Equivalent Distribution Rate				4.65	3.20	5.04
SEC 30-day Yield				0.86	0.17	1.10
Taxable-Equivalent SEC 30-day Yield				1.65	0.33	2.11

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	2.60%	7.23%	2.76%	3.79%
Class A with 4.75% Maximum Sales Charge	—	—	–2.28	2.18	1.76	3.29
Class C at NAV	12/21/2005	07/29/1991	2.21	6.28	1.98	3.01
Class C with 1% Maximum Sales Charge	—	—	1.21	5.28	1.98	3.01
Class I at NAV	08/03/2010	07/29/1991	2.71	7.33	2.97	3.99
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%
Bloomberg Barclays Minnesota Municipal Bond Index	—	—	2.82	7.62	3.03	3.90

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.70%	1.46%	0.50%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				1.80%	1.05%	2.00%
Taxable-Equivalent Distribution Rate				3.65	2.13	4.05
SEC 30-day Yield				0.80	0.12	1.04
Taxable-Equivalent SEC 30-day Yield				1.63	0.24	2.11

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2020

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	3.73%	9.54%	4.00%	4.54%
Class A with 4.75% Maximum Sales Charge	—	—	–1.16	4.39	2.99	4.04
Class C at NAV	12/14/2005	01/08/1991	3.45	8.77	3.24	3.78
Class C with 1% Maximum Sales Charge	—	—	2.45	7.77	3.24	3.78
Class I at NAV	03/03/2008	01/08/1991	3.94	9.75	4.20	4.76
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%
Bloomberg Barclays New Jersey Municipal Bond Index	—	—	3.80	10.46	4.43	4.90

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.72%	1.47%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.85%	2.09%	3.04%
Taxable-Equivalent Distribution Rate				5.67	4.16	6.05
SEC 30-day Yield				1.27	0.60	1.53
Taxable-Equivalent SEC 30-day Yield				2.53	1.19	3.05

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2020

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	2.56%	6.60%	2.92%	3.71%
Class A with 4.75% Maximum Sales Charge	—	—	–2.30	1.57	1.93	3.21
Class C at NAV	01/13/2006	01/08/1991	2.26	5.94	2.18	2.95
Class C with 1% Maximum Sales Charge	—	—	1.26	4.94	2.18	2.95
Class I at NAV	03/03/2008	01/08/1991	2.66	6.93	3.15	3.93
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%
Bloomberg Barclays Pennsylvania Municipal Bond Index	—	—	3.60	9.39	3.87	4.70

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.82%	1.57%	0.61%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.15%	2.40%	3.35%
Taxable-Equivalent Distribution Rate				5.61	4.28	5.97
SEC 30-day Yield				1.05	0.37	1.30
Taxable-Equivalent SEC 30-day Yield				1.88	0.66	2.32

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.54%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Barclays Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Barclays Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg Barclays New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Barclays Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Arizona Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective December 31, 2019, the Arizona Municipal Income Fund is managed by Craig R. Brandon and Trevor G. Smith, the Connecticut Municipal Income Fund is managed by Cynthia J. Clemson and Trevor G. Smith and the Minnesota Municipal Income Fund is managed by Craig R. Brandon and Christopher J. Eustance.

7

Eaton Vance

Municipal Income Funds

January 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.46	0.68%
Class C	$1,000.00	$1,023.20	$7.27	1.43%
Class I	$1,000.00	$1,027.50	$2.45	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.46	0.68%
Class C	$1,000.00	$1,017.90	$7.25	1.43%
Class I	$1,000.00	$1,022.70	$2.44	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

8

Eaton Vance

Municipal Income Funds

January 31, 2020

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.90	$3.66	0.72%
Class C	$1,000.00	$1,021.90	$7.47	1.47%
Class I	$1,000.00	$1,026.80	$2.65	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.66	0.72%
Class C	$1,000.00	$1,017.70	$7.46	1.47%
Class I	$1,000.00	$1,022.50	$2.64	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.00	$3.36	0.66%
Class C	$1,000.00	$1,022.10	$7.17	1.41%
Class I	$1,000.00	$1,027.10	$2.34	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.35	0.66%
Class C	$1,000.00	$1,018.00	$7.15	1.41%
Class I	$1,000.00	$1,022.80	$2.34	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

9

Eaton Vance

Municipal Income Funds

January 31, 2020

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.30	$3.53	0.69%
Class C	$1,000.00	$1,034.50	$7.36	1.44%
Class I	$1,000.00	$1,039.40	$2.51	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.51	0.69%
Class C	$1,000.00	$1,017.90	$7.30	1.44%
Class I	$1,000.00	$1,022.70	$2.49	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.60	$3.87	0.76%
Class C	$1,000.00	$1,022.60	$7.68	1.51%
Class I	$1,000.00	$1,026.60	$2.85	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.86	0.76%
Class C	$1,000.00	$1,017.50	$7.66	1.51%
Class I	$1,000.00	$1,022.30	$2.85	0.56%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.4%
Security	Principal Amount (000’s omitted)	Value

Education — 18.1%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$284,778

Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	61,513

Arizona State University, 5.00%, 7/1/36	1,150	1,365,981

Arizona State University, 5.00%, 7/1/37	170	184,569

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	910,261

Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,283,250

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,630,335

Northern Arizona University, 5.00%, 6/1/38	1,000	1,184,360

Pima County Community College District, 5.00%, 7/1/33	300	379,557

Pima County Community College District, 5.00%, 7/1/35	720	906,811

University of Arizona, 5.00%, 6/1/38	1,500	1,819,365

University of Arizona, 5.00%, 8/1/38(2)	600	778,608

University of Arizona, 5.00%, 6/1/42	500	634,215

		$11,423,603

Electric Utilities — 8.5%

Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,334,963

Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,536,240

Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,215,500

Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,266,070

		$5,352,773

Escrowed / Prerefunded — 0.4%

Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$231,248

		$231,248

General Obligations — 9.7%

Agua Fria Union High School District No. 216, 4.00%, 7/1/36(2)	$1,000	$1,180,690

Chandler Unified School District No. 80, 4.00%, 7/1/33	225	256,815

Flagstaff, 4.00%, 7/1/27(2)	70	84,316

Flagstaff, 4.00%, 7/1/28(2)	110	134,476

Peoria Unified School District No. 11, 4.00%, 7/1/31	350	413,102

Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	944,137

Tempe, 5.00%, 7/1/30	1,000	1,299,740

Tempe, 5.375%, 7/1/21	1,330	1,401,341

Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	392,343

		$6,106,960

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.0%

Arizona Health Facilities Authority, (Banner Health), (LOC: MUFG Union Bank, N.A.), 1.14%, 1/1/46(3)	$1,900	$1,900,000

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,913,884

Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 1.18%, 2/1/48(3)	1,625	1,625,000

Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,205,030

Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	505,068

Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	566,900

Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,131,805

		$8,847,687

Housing — 2.4%

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$603,530

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	500	597,710

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/44	250	297,245

		$1,498,485

Industrial Development Revenue — 1.8%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$269,490

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	889,414

		$1,158,904

Insured – Electric Utilities — 2.3%

Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$488,966

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,520

Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	511,951

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	352,154

		$1,489,591

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 10.1%

Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,406,664

Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	584,915

Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,244,424

Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,151,650

		$6,387,653

Insured – Lease Revenue / Certificates of Participation — 4.0%

Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,562,879

		$2,562,879

Insured – Special Tax Revenue — 2.4%

Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,495,425

		$1,495,425

Other Revenue — 2.2%

Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,387,170

		$1,387,170

Senior Living / Life Care — 1.3%

Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$239,819

Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	244,860

Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	350,424

		$835,103

Special Tax Revenue — 9.5%

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,073,360

Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,097,960

Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	710,430

Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	587,605

Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,441,385

Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	679,337

Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	411,263

		$6,001,340

Security	Principal Amount (000’s omitted)	Value

Transportation — 5.4%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,167,160

Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,229,960

		$3,397,120

Water and Sewer — 10.3%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,796,745

Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	848,670

Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,730,730

Tucson, Water System Revenue, 5.00%, 7/1/31	650	820,345

Tucson, Water System Revenue, 5.00%, 7/1/32	545	683,975

Tucson, Water System Revenue, 5.00%, 7/1/35	530	659,670

		$6,540,135

Total Tax-Exempt Investments — 102.4% (identified cost $59,070,922)		$64,716,076

Other Assets, Less Liabilities — (2.4)%		$(1,505,232)

Net Assets — 100.0%		$63,210,844

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2020, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.3% to 12.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $696,715 or 1.1% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,255,050

		$1,255,050

Education — 23.9%

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$542,220

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,218,938

Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,365,980

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,705,339

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,755,176

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	549,108

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	162,774

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	119,402

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	147,696

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	501,883

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,263,699

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	498,202

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/34	810	976,763

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	1,022,499

Connecticut Health and Educational Facilities Authority, (Yale University), 1.05%, 7/1/36(1)	3,750	3,750,000

Connecticut Health and Educational Facilities Authority, (Yale University), 1.10% to 2/7/23 (Put Date), 7/1/48	1,000	1,003,150

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,287,820

University of Connecticut, 5.00%, 11/15/29	1,000	1,099,770

		$19,970,419

Escrowed / Prerefunded — 8.0%

Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	$1,500	$1,525,185

Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,057,680

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	$2,000	$2,034,000

Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), Prerefunded to 7/1/21, 5.00%, 7/1/29	1,000	1,057,680

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,019,840

		$6,694,385

General Obligations — 20.6%

Colchester, 4.00%, 10/15/28	$440	$499,686

Connecticut, 4.00%, 1/15/36	1,000	1,169,840

Connecticut, 5.00%, 4/15/30	1,150	1,490,986

Connecticut, 5.00%, 4/15/39	100	124,865

East Lyme, 4.00%, 7/15/22	350	354,655

East Lyme, 4.00%, 7/15/23	525	532,019

Enfield, 4.00%, 8/1/29	500	600,485

Fairfield, 5.00%, 1/1/23	1,000	1,120,710

Greenwich, 4.00%, 7/15/29	450	506,799

Greenwich, 4.00%, 7/15/30	250	279,898

Greenwich, 4.00%, 7/15/32	400	445,048

Greenwich, 5.00%, 1/15/23	1,000	1,122,610

New Canaan, 5.00%, 4/1/26(2)	275	344,130

New Canaan, 5.00%, 4/1/27(2)	250	320,835

North Haven, 5.00%, 7/15/23	1,475	1,684,951

North Haven, 5.00%, 7/15/25	1,490	1,809,218

Norwalk, 4.00%, 7/1/26	1,975	2,063,065

Rocky Hill, 4.00%, 1/15/33	1,000	1,185,700

Stamford, 4.00%, 7/1/25	370	386,339

Stamford, 4.00%, 6/1/33	1,000	1,187,120

		$17,228,959

Hospital — 10.4%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare), 4.00%, 7/1/37	$1,000	$1,156,590

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	1,500	1,684,725

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,070,090

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,449,091

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	582,260

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,759,218

		$8,701,974

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.0%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$837,008

		$837,008

Insured – Education — 9.0%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,655,432

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,829,800

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	1,960	2,042,418

		$7,527,650

Insured – Escrowed / Prerefunded — 1.3%

Bridgeport, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,126,041

		$1,126,041

Insured – General Obligations — 5.1%

Bridgeport, (AGM), 5.00%, 8/15/32	$1,120	$1,344,941

Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,014,140

Hartford, (AGC), 5.00%, 8/15/28	500	501,495

Hartford, (AGM), 5.00%, 4/1/31	240	258,665

New Haven, (AGM), 5.00%, 8/1/25	1,000	1,163,060

		$4,282,301

Insured – Transportation — 2.2%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,843,024

		$1,843,024

Insured – Water and Sewer — 4.9%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,073,972

		$4,073,972

Senior Living / Life Care — 1.4%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,203,880

		$1,203,880

Special Tax Revenue — 2.6%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,218,060

		$2,218,060

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.0%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$555	$588,772

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	210	228,910

		$817,682

Transportation — 1.3%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,114,020

		$1,114,020

Water and Sewer — 6.7%

Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,157,790

Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,619,160

South Central Connecticut Regional Water Authority, 4.00%, 8/1/34	450	535,324

South Central Connecticut Regional Water Authority, 5.00%, 8/1/32	355	467,773

Stamford, (Water Pollution Control System), 4.00%, 4/1/44	1,000	1,141,860

Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	241,900

Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	150,584

Stamford, (Water Pollution Control System), 5.00%, 4/1/33	100	130,365

Stamford, (Water Pollution Control System), 5.00%, 4/1/34	100	130,187

		$5,574,943

Total Tax-Exempt Investments — 100.9% (identified cost $78,399,934)		$84,469,368

Other Assets, Less Liabilities — (0.9)%		$(743,634)

Net Assets — 100.0%		$83,725,734

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2020, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 7.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

(2)	When-issued security.

15	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,227,500

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,223,140

		$2,450,640

Education — 15.5%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,828,925

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,244,800

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	616,940

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	443,816

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,735,605

Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,086,911

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	687,565

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	592,770

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,194,123

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	450	543,407

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	610,730

Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	569,130

Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,179,924

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	1,087,714

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	569,725

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	567,880

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	812,773

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	321,610

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	893,212

Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,923,892

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Minnesota State Colleges and Universities, 5.00%, 10/1/28	$1,375	$1,461,254

Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,545,283

University of Minnesota, 5.00%, 4/1/27	500	620,055

University of Minnesota, 5.00%, 8/1/27	625	755,850

University of Minnesota, 5.00%, 4/1/41	2,000	2,400,880

		$28,294,774

Electric Utilities — 7.3%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,254,728

Chaska, Electric System Revenue, 5.00%, 10/1/30	550	655,259

Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	387,629

Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	291,045

Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	291,040

Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	232,770

Northern Municipal Power Agency, 5.00%, 1/1/30	460	563,574

Northern Municipal Power Agency, 5.00%, 1/1/31	670	796,248

Northern Municipal Power Agency, 5.00%, 1/1/41	240	285,163

Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	870,485

Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	865,802

Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	983,934

St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,397,337

St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,105,100

Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,204,210

Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,079,847

		$13,264,171

Escrowed / Prerefunded — 1.6%

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$309,072

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	342,187

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	618,145

University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	516,930

Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,159,610

		$2,945,944

General Obligations — 40.0%

Andover, 4.00%, 2/1/30	$795	$952,982

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,265,690

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	$1,040	$1,307,020

Brooklyn Center, 4.00%, 2/1/30	1,060	1,265,333

Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,124,700

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	840,110

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	212,037

Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,121,560

Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,384,580

Dilworth-Glyndon-Felton Independent School District No. 2164, 4.00%, 2/1/27(1)	730	847,968

Duluth, 5.00%, 2/1/31	1,000	1,211,580

Duluth, 5.00%, 2/1/34	1,000	1,204,920

Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,275,920

Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,058,436

Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,198,660

Hennepin County, 5.00%, 12/1/35	2,000	2,475,240

Hennepin County, 5.00%, 12/15/36	500	647,990

Hennepin County, (SPA: TD Bank, N.A.), 0.90%, 12/1/38(2)	2,000	2,000,000

Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	879,566

Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,363,462

Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,191,750

Minneapolis Special School District No. 1, 4.00%, 2/1/33	1,500	1,788,870

Minneapolis Special School District No. 1, 5.00%, 2/1/32	1,500	1,908,120

Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,207,820

Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,165,800

Minnesota, 5.00%, 8/1/32	2,000	2,414,320

Minnesota, 5.00%, 8/1/34	500	644,740

Minnesota, 5.00%, 10/1/34	1,000	1,267,070

Minnesota, 5.00%, 8/1/37	1,250	1,633,875

Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,009

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 3.00%, 2/1/35	355	381,852

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31	2,050	2,425,109

North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33	1,000	1,258,110

Ramsey County, 4.00%, 2/1/24	500	515,485

Rochester Independent School District No. 535, 4.00%, 2/1/23	2,375	2,590,840

Rochester Independent School District No. 535, 4.00%, 2/1/26	1,160	1,361,678

Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,327,180

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	$1,000	$1,228,870

Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,762,292

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	999,378

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	905,610

Scott County, 4.00%, 12/1/34	2,000	2,392,300

Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,238,454

St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,322,620

St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,086,045

St. Louis Park, 4.00%, 2/1/28	1,000	1,191,280

St. Paul, 5.00%, 12/1/27	750	944,550

St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,030,230

Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,822,763

Watertown-Mayer Independent School District No. 111, 0.00%, 2/1/36(1)	1,000	691,690

Worthington Independent School District No. 518, 4.00%, 2/1/31(1)	730	836,631

		$73,205,095

Hospital — 15.6%

Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,228,260

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	1,039,431

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	608,360

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	606,215

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	959,333

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,139,312

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 1.17%, 11/15/35(3)	1,560	1,560,000

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), (LOC: Wells Fargo Bank, N.A.), 0.95%, 11/15/34(2)	1,175	1,175,000

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), Prerefunded to 8/15/20, 5.25%, 8/15/35	1,000	1,022,860

Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,328,420

Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.15%, 11/15/48(3)	2,500	2,500,000

18	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Rochester, (Mayo Clinic), 0.95%, 11/15/38(2)	$2,000	$2,000,000

Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,009,620

Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,527,645

St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,111,869

St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	65,623

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,247,480

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	619,945

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	600,565

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	589,670

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,172,880

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,314,918

		$28,427,406

Housing — 1.0%

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35(1)	$1,000	$1,007,570

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	775	809,364

		$1,816,934

Insured – Electric Utilities — 5.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,259,227

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	333,460

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,467,200

		$10,059,887

Insured – Hospital — 2.7%

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), Prerefunded to 8/15/20, 5.00%, 8/15/34	$750	$766,155

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (Liq: U.S. Bank, N.A.), 1.08%, 8/15/37(3)	500	500,000

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.08%, 8/15/37(3)	3,635	3,635,000

		$4,901,155

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.5%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,144,300

Minnesota, 5.00%, 6/1/29	1,335	1,507,535

St. Paul Independent School District No. 625, 5.00%, 2/1/27(1)	1,500	1,890,360

		$4,542,195

Other Revenue — 1.6%

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$914,801

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	577,830

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	463,564

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	344,799

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	291,476

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	279,092

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	111,273

		$2,982,835

Senior Living / Life Care — 2.8%

Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,082,790

North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,766,752

North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,850,604

Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	461,522

		$5,161,668

Transportation — 3.1%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,265,460

Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/31	2,540	3,263,240

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	1,000	1,137,000

		$5,665,700

Total Tax-Exempt Investments — 100.5% (identified cost $173,306,921)		$183,718,404

Other Assets, Less Liabilities — (0.5)%		$(834,065)

Net Assets — 100.0%		$182,884,339

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry

19	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

or municipality. At January 31, 2020, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 5.5% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 95.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.1%

New Jersey Infrastructure Bank, Green Bonds, 4.00%, 9/1/29	$160	$202,645

		$202,645

Education — 5.0%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,036,051

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,299,776

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,591,380

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	1,014,332

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,242,590

Rutgers State University, 5.00%, 5/1/29(1)	500	653,505

		$8,837,634

Escrowed / Prerefunded — 3.0%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,462,850

New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	980	1,066,907

New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	472,123

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,335,552

		$5,337,432

General Obligations — 13.2%

Bergen County, 3.00%, 7/15/29	$2,000	$2,254,980

Burlington County Bridge Commission, 5.00%, 8/1/27	400	514,136

Burlington County Bridge Commission, 5.00%, 8/1/30	500	649,610

Burlington County Bridge Commission, 5.00%, 8/1/31	410	530,692

Burlington County Bridge Commission, 5.00%, 8/1/32	250	323,395

Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,272,640

East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,453,128

Gloucester County Improvement Authority, 4.00%, 4/1/35	3,320	3,785,763

Jersey City, 5.00%, 11/1/33	800	989,848

Marlboro, 4.00%, 12/1/25	95	111,497

Marlboro, 4.00%, 12/1/26	130	155,433

Marlboro, 4.00%, 12/1/27	65	78,818

Marlboro, 4.00%, 12/1/28	75	90,510

Marlboro, 4.00%, 12/1/29	55	66,042

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Monmouth County Improvement Authority, 4.00%, 12/1/33	$1,000	$1,230,070

Monmouth County Improvement Authority, 4.00%, 12/1/35	650	794,983

Monmouth County Improvement Authority, 4.00%, 12/1/36	750	913,732

Monmouth County Improvement Authority, 4.00%, 12/1/37	700	849,149

Monmouth County Improvement Authority, 4.00%, 12/1/38	700	845,789

Monmouth County Improvement Authority, 4.00%, 12/1/39	600	722,880

New Jersey, 4.00%, 6/1/30	3,000	3,275,040

Ocean County, 4.00%, 9/1/29	480	576,086

Ocean County, 5.00%, 9/1/27	1,305	1,682,745

		$23,166,966

Hospital — 16.2%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$837,817

Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,225,730

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,685,310

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,600

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	262,251

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,115	1,371,829

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,341,497

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	466,408

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,345,356

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,887,348

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	366,294

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	250	255,590

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,165	1,290,890

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,241,740

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,195,650

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	596,695

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/38	$1,000	$1,168,310

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,830	6,792,591

		$28,506,906

Housing — 1.8%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,935	$3,223,188

		$3,223,188

Industrial Development Revenue — 6.8%

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,100,412

New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	294,293

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	496,259

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	380	419,619

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	3,000	3,642,990

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,901,374

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,145,710

		$12,000,657

Insured – Electric Utilities — 2.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,307,526

		$4,307,526

Insured – Escrowed / Prerefunded — 0.3%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$478,120

		$478,120

Insured – General Obligations — 6.2%

Atlantic City, (AGM), 4.00%, 3/1/42	$250	$275,285

Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,790,955

Bayonne, (AGM), 5.00%, 8/1/25	615	739,027

Bayonne, (AGM), 5.00%, 8/1/26	865	1,035,829

East Orange, (AGM), 5.00%, 10/15/29	130	172,101

East Orange, (AGM), 5.00%, 10/15/30	175	229,238

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

East Orange, (AGM), 5.00%, 10/15/31	$400	$520,836

Irvington Township, (AGM), 0.00%, 7/15/23	3,775	3,587,307

Lakewood Township, (BAM), 4.00%, 11/1/26	250	292,772

Lakewood Township, (BAM), 4.00%, 11/1/27	120	141,715

Paterson, (BAM), 5.00%, 1/15/26	1,305	1,432,133

Trenton, (BAM), 5.00%, 12/1/26	500	598,035

		$10,815,233

Insured – Special Tax Revenue — 9.1%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,645,880

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,963,505

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	5,776,940

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,100	2,677,997

		$16,064,322

Insured – Transportation — 1.7%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,262,261

South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	641,675

		$2,903,936

Lease Revenue / Certificates of Participation — 0.2%

New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/44	$290	$319,287

		$319,287

Other Revenue — 3.4%

Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,815,750

Mercer County Improvement Authority, 4.00%, 3/15/40	1,365	1,605,704

Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,308,860

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,242,050

		$5,972,364

Senior Living / Life Care — 2.3%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,364,350

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,580,732

		$3,945,082

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 4.8%

New Jersey Higher Education Student Assistance Authority, (AMT), 2.857%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,520	$2,523,528

New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	2,134,060

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,550	2,781,260

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,075,020

		$8,513,868

Transportation — 18.8%

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,160,400

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,307,680

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,287,010

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,908,483

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,597,062

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,770,915

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	311,828

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	375	418,635

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	417,458

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,874,980

New Jersey Turnpike Authority, 4.00%, 1/1/48	1,150	1,328,020

New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,776,832

New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,252,822

Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,712,940

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,705	3,214,730

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	3,089,560

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	1,160	1,399,262

South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,146,150

		$32,974,767

Total Tax-Exempt Municipal Securities — 95.4% (identified cost $152,737,439)		$167,569,933

Taxable Municipal Securities — 3.2%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Atlantic City, 7.50%, 3/1/40	$445	$666,908

		$666,908

Transportation — 2.8%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,995,960

		$4,995,960

Total Taxable Municipal Securities — 3.2% (identified cost $5,070,880)		$5,662,868

Total Investments — 98.6% (identified cost $157,808,319)		$173,232,801

Other Assets, Less Liabilities — 1.4%		$2,507,912

Net Assets — 100.0%		$175,740,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2020, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 9.8% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2020.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 102.6%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%

Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 12.8%

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,145,636

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), (SPA: Bank of New York), 1.15%, 12/1/37(2)	1,400	1,400,000

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	936,843

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,375,740

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,092,180

Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,773,452

Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,317,176

Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	570,500

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,172,706

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	578,672

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,427,560

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,952,419

Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	942,123

State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,768,733

Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,162,040

		$24,615,780

Escrowed / Prerefunded — 9.4%

Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	$2,170	$2,194,716

Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,979,302

Franklin County Industrial Development Authority, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,018,100

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	$300	$342,894

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,380,276

South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,527,600

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	632,568

Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,324,219

Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,679,233

Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,030,070

		$18,108,978

General Obligations — 9.4%

Allegheny County, 5.00%, 11/1/43	$1,000	$1,240,960

Boyertown Area School District, 5.00%, 10/1/38	1,000	1,139,070

Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,176,020

Chester County, 4.00%, 7/15/38(3)	1,315	1,520,048

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,298,740

Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,237,302

Lehigh County, 4.00%, 11/15/32	1,000	1,191,530

Marple Newtown School District, 4.00%, 6/1/33	500	596,770

Marple Newtown School District, 4.00%, 6/1/34	350	417,781

Owen J. Roberts School District, 5.00%, 5/15/28	535	604,175

Penn-Delco School District, 4.00%, 6/1/45	1,500	1,663,260

Seneca Valley School District, 5.00%, 4/1/31	750	956,010

		$18,041,666

Hospital — 13.5%

Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$1,000	$1,149,850

Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,289,350

Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,682,880

Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	601,834

Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	770	778,878

Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,694,020

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Geisinger Authority, (Geisinger Health System), (SPA: U.S. Bank, N.A.), 1.09%, 6/1/41(2)	$2,750	$2,750,000

Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,474,510

Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	784,719

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,837,754

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	1,058,994

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,166,950

Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,285,470

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	170,001

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,200,652

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,579,784

Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	200,769

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,272,290

		$25,978,705

Housing — 0.5%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$872,025

		$872,025

Industrial Development Revenue — 0.8%

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,521,870

		$1,521,870

Insured – Electric Utilities — 1.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,614,638

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	371,726

		$1,986,364

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 11.5%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	$2,625	$2,618,280

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,589,799

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,535,354

McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,164,490

Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,747,690

Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,369,814

		$22,025,427

Insured – General Obligations — 17.2%

Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$599,280

Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,196,080

Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,193,630

Armstrong School District, (BAM), 4.00%, 3/15/35	500	582,160

Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,151,830

Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,788,675

Cambria County, (AGM), 4.00%, 8/1/35(3)	700	782,320

Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,828,923

Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	357,333

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,122,216

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,089,645

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,054,534

Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,157,740

Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,935,440

Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	965,680

Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	897,990

Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,191,548

Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,191,820

McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,083

McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	997,425

Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,187,500

Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,322,874

Philadelphia School District, (AGM), 5.00%, 9/1/34	1,000	1,275,350

		$32,936,076

Insured – Hospital — 1.3%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,418,940

		$2,418,940

25	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 6.5%

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	$6,250	$8,146,312

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,236,083

		$12,382,395

Insured – Special Tax Revenue — 1.1%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,030,340

		$2,030,340

Insured – Transportation — 2.3%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,661,520

Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,737,945

		$4,399,465

Insured – Water and Sewer — 1.8%

Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,140,800

Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,349,080

		$3,489,880

Lease Revenue / Certificates of Participation — 2.0%

Bucks County Community College Authority, 5.00%, 6/15/38	$605	$761,943

Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,984,701

		$3,746,644

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), Series 2018, 5.00%, 5/1/42(5)	$1,000	$1,150,550

		$1,150,550

Senior Living / Life Care — 3.1%

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$607,705

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,370,180

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	509,277

Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,405,934

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	$1,000	$1,076,880

		$5,969,976

Special Tax Revenue — 0.6%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$16,373

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	28,660

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	27,016

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	31,823

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	33,745

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	135,854

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	80,177

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	199,137

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	39,658

Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	5,459

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	19,879

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	146,377

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	80,991

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	376,385

		$1,221,534

Transportation — 4.1%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,875,315

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,112,057

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,882,425

Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	857,339

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,207,920

		$7,935,056

Water and Sewer — 2.9%

Chester Water Authority, 5.00%, 12/1/35	$795	$933,982

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	782,377

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,626,000

Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,291,175

		$5,633,534

Total Tax-Exempt Municipal Securities — 102.6% (identified cost $182,277,783)		$196,796,064

26	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 0.0%(6)
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(6)

Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$361	$90,271

Total Taxable Municipal Securities — 0.0%(6) (identified cost $361,090)		$90,271

Total Investments — 102.6% (identified cost $182,638,873)		$196,886,335

Other Assets, Less Liabilities — (2.6)%		$(5,071,569)

Net Assets — 100.0%		$191,814,766

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2020, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 14.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $1,150,550 or 0.6% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Assets and Liabilities (Unaudited)

	January 31, 2020
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$59,070,922	$78,399,934	$173,306,921

Unrealized appreciation	5,645,154	6,069,434	10,411,483

Investments, at value	$64,716,076	$84,469,368	$183,718,404

Cash	$224,995	$439,685	$2,255,914

Interest receivable	361,975	562,915	2,006,261

Receivable for Fund shares sold	229,958	80,792	593,960

Total assets	$65,533,004	$85,552,760	$188,574,539

Liabilities

Payable for investments purchased	$—	$1,000,000	$—

Payable for when-issued securities	2,164,719	656,717	5,238,624

Payable for Fund shares redeemed	63,368	48,711	201,529

Distributions payable	18,592	28,226	92,790

Payable to affiliates:

Investment adviser fee	13,974	22,663	50,871

Distribution and service fees	9,429	14,196	14,955

Accrued expenses	52,078	56,513	91,431

Total liabilities	$2,322,160	$1,827,026	$5,690,200

Net Assets	$63,210,844	$83,725,734	$182,884,339

Sources of Net Assets

Paid-in capital	$57,708,949	$78,621,511	$173,024,785

Distributable earnings	5,501,895	5,104,223	9,859,554

Net Assets	$63,210,844	$83,725,734	$182,884,339

Class A Shares

Net Assets	$36,251,076	$52,975,287	$59,314,649

Shares Outstanding	3,668,206	5,122,167	6,078,947

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.88	$10.34	$9.76

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.37	$10.86	$10.25

Class C Shares

Net Assets	$4,136,392	$6,747,961	$5,988,877

Shares Outstanding	376,399	654,680	570,643

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.99	$10.31	$10.49

Class I Shares

Net Assets	$22,823,376	$24,002,486	$117,580,813

Shares Outstanding	2,309,557	2,320,144	12,050,037

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.88	$10.35	$9.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2020
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$157,808,319	$182,638,873

Unrealized appreciation	15,424,482	14,247,462

Investments, at value	$173,232,801	$196,886,335

Cash	$495,888	$1,217,506

Interest receivable	1,144,784	1,542,858

Receivable for investments sold	1,728,753	—

Receivable for Fund shares sold	250,101	52,919

Total assets	$176,852,327	$199,699,618

Liabilities

Payable for floating rate notes issued	$—	$4,999,975

Payable for when-issued securities	638,050	2,276,283

Payable for Fund shares redeemed	228,486	278,801

Distributions payable	69,907	119,297

Payable to affiliates:

Investment adviser fee	50,844	59,711

Distribution and service fees	27,580	29,744

Interest expense and fees payable	—	15,263

Accrued expenses	96,747	105,778

Total liabilities	$1,111,614	$7,884,852

Net Assets	$175,740,713	$191,814,766

Sources of Net Assets

Paid-in capital	$162,445,683	$190,244,360

Distributable earnings	13,295,030	1,570,406

Net Assets	$175,740,713	$191,814,766

Class A Shares

Net Assets	$103,773,390	$118,358,278

Shares Outstanding	10,693,860	13,550,832

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.70	$8.73

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.18	$9.17

Class C Shares

Net Assets	$12,808,776	$12,292,593

Shares Outstanding	1,264,868	1,359,046

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.13	$9.05

Class I Shares

Net Assets	$59,158,547	$61,163,895

Shares Outstanding	6,093,683	6,976,003

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.71	$8.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2020
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$949,957	$1,349,037	$2,252,911

Total investment income	$949,957	$1,349,037	$2,252,911

Expenses

Investment adviser fee	$80,416	$122,652	$285,667

Distribution and service fees

Class A	35,826	52,512	59,303

Class C	20,282	28,021	30,063

Trustees’ fees and expenses	1,769	2,253	4,604

Custodian fee	12,124	13,239	21,037

Transfer and dividend disbursing agent fees	8,941	19,020	30,501

Legal and accounting services	24,094	31,284	26,089

Printing and postage	5,937	7,058	7,267

Registration fees	4,821	2,739	6,865

Miscellaneous	9,435	10,780	14,694

Total expenses	$203,645	$289,558	$486,090

Net investment income	$746,312	$1,059,479	$1,766,821

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$12,293	$(28,276)	$42,116

Financial futures contracts	(273,690)	—	—

Net realized gain (loss)	$(261,397)	$(28,276)	$42,116

Change in unrealized appreciation (depreciation) —

Investments	$1,038,830	$1,013,793	$2,628,121

Financial futures contracts	92,784	—	—

Net change in unrealized appreciation (depreciation)	$1,131,614	$1,013,793	$2,628,121

Net realized and unrealized gain	$870,217	$985,517	$2,670,237

Net increase in net assets from operations	$1,616,529	$2,044,996	$4,437,058

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2020
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$2,789,227	$3,723,041

Total investment income	$2,789,227	$3,723,041

Expenses

Investment adviser fee	$297,383	$355,681

Distribution and service fees

Class A	102,359	119,239

Class C	58,991	61,217

Trustees’ fees and expenses	4,435	4,895

Custodian fee	22,068	22,850

Transfer and dividend disbursing agent fees	36,339	45,361

Legal and accounting services	29,226	31,361

Printing and postage	8,200	9,870

Registration fees	3,260	2,271

Interest expense and fees	—	47,620

Miscellaneous	15,706	17,488

Total expenses	$577,967	$717,853

Net investment income	$2,211,260	$3,005,188

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,107,049	$59,482

Net realized gain	$1,107,049	$59,482

Change in unrealized appreciation (depreciation) —

Investments	$3,056,702	$1,740,686

Net change in unrealized appreciation (depreciation)	$3,056,702	$1,740,686

Net realized and unrealized gain	$4,163,751	$1,800,168

Net increase in net assets from operations	$6,375,011	$4,805,356

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Changes in Net Assets

	Six Months Ended January 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$746,312	$1,059,479	$1,766,821

Net realized gain (loss)	(261,397)	(28,276)	42,116

Net change in unrealized appreciation (depreciation)	1,131,614	1,013,793	2,628,121

Net increase in net assets from operations	$1,616,529	$2,044,996	$4,437,058

Distributions to shareholders —

Class A	$(459,369)	$(724,562)	$(603,618)

Class C	(38,876)	(58,251)	(40,840)

Class I	(290,287)	(326,386)	(1,171,491)

Total distributions to shareholders	$(788,532)	$(1,109,199)	$(1,815,949)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,779,480	$2,208,888	$2,753,885

Class C	316,698	2,263,643	561,269

Class I	4,858,986	4,823,871	34,443,912

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	410,665	595,302	550,888

Class C	34,881	42,938	38,643

Class I	232,740	281,922	657,838

Cost of shares redeemed

Class A	(3,401,453)	(2,995,580)	(3,429,403)

Class C	(263,092)	(112,886)	(579,254)

Class I	(2,180,310)	(2,456,330)	(7,983,104)

Net asset value of shares converted

Class A	286,253	301,461	722,476

Class C	(286,253)	(301,461)	(722,476)

Net increase in net assets from Fund share transactions	$3,788,595	$4,651,768	$27,014,674

Net increase in net assets	$4,616,592	$5,587,565	$29,635,783

Net Assets

At beginning of period	$58,594,252	$78,138,169	$153,248,556

At end of period	$63,210,844	$83,725,734	$182,884,339

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$2,211,260	$3,005,188

Net realized gain	1,107,049	59,482

Net change in unrealized appreciation (depreciation)	3,056,702	1,740,686

Net increase in net assets from operations	$6,375,011	$4,805,356

Distributions to shareholders —

Class A	$(1,401,953)	$(1,908,979)

Class C	(123,353)	(157,788)

Class I	(803,313)	(1,007,177)

Total distributions to shareholders	$(2,328,619)	$(3,073,944)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,288,669	$2,536,601

Class C	1,893,764	1,499,550

Class I	9,650,854	9,386,082

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,137,406	1,693,209

Class C	101,978	139,745

Class I	708,568	517,070

Cost of shares redeemed

Class A	(6,111,133)	(7,286,650)

Class C	(930,734)	(1,539,740)

Class I	(3,551,742)	(2,815,828)

Net asset value of shares converted

Class A	755,194	1,004,208

Class C	(755,194)	(1,004,208)

Net increase in net assets from Fund share transactions	$7,187,630	$4,130,039

Net increase in net assets	$11,234,022	$5,861,451

Net Assets

At beginning of period	$164,506,691	$185,953,315

At end of period	$175,740,713	$191,814,766

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,451,236	$2,185,333	$3,425,915

Net realized loss	(145,249)	(25,364)	(548,433)

Net change in unrealized appreciation (depreciation)	1,891,927	2,004,550	5,787,813

Net increase in net assets from operations	$3,197,914	$4,164,519	$8,665,295

Distributions to shareholders —

Class A	$(907,785)	$(1,547,637)	$(1,323,912)

Class C	(89,877)	(90,318)	(129,275)

Class I	(448,193)	(539,292)	(1,979,461)

Total distributions to shareholders	$(1,445,855)	$(2,177,247)	$(3,432,648)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,054,232	$2,972,737	$9,543,073

Class C	1,221,295	1,528,112	1,339,027

Class I	9,733,737	10,812,302	46,325,094

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	803,656	1,271,823	1,206,122

Class C	81,617	65,486	121,328

Class I	360,688	440,571	1,229,852

Cost of shares redeemed

Class A	(5,611,258)	(8,744,300)	(13,685,326)

Class C	(1,499,814)	(970,621)	(2,664,399)

Class I	(4,323,582)	(4,554,944)	(35,431,198)

Net asset value of shares converted

Class A	681,734	525,396	1,931,924

Class C	(681,734)	(525,396)	(1,931,924)

Net increase in net assets from Fund share transactions	$4,820,571	$2,821,166	$7,983,573

Net increase in net assets	$6,572,630	$4,808,438	$13,216,220

Net Assets

At beginning of year	$52,021,622	$73,329,731	$140,032,336

At end of year	$58,594,252	$78,138,169	$153,248,556

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,796,549	$6,486,946

Net realized gain (loss)	770,425	(1,031,627)

Net change in unrealized appreciation (depreciation)	6,091,450	4,328,226

Net increase in net assets from operations	$11,658,424	$9,783,545

Distributions to shareholders —

Class A	$(3,017,845)	$(4,156,808)

Class C	(349,912)	(544,925)

Class I	(1,389,150)	(1,842,914)

Total distributions to shareholders	$(4,756,907)	$(6,544,647)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,169,179	$9,616,519

Class C	3,054,807	1,357,859

Class I	30,859,873	22,729,769

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,454,247	3,664,398

Class C	299,220	498,055

Class I	1,231,041	806,641

Cost of shares redeemed

Class A	(14,754,860)	(16,032,192)

Class C	(4,188,436)	(4,532,346)

Class I	(15,510,554)	(17,288,376)

Net asset value of shares converted

Class A	4,995,205	7,448,310

Class C	(4,995,205)	(7,448,310)

Net increase in net assets from Fund share transactions	$9,614,517	$820,327

Net increase in net assets	$16,516,034	$4,059,225

Net Assets

At beginning of year	$147,990,657	$181,894,090

At end of year	$164,506,691	$185,953,315

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.750		$9.440	$9.580	$9.840	$9.540	$9.650

Income (Loss) From Operations

Net investment income(1)	$0.119		$0.258	$0.276	$0.292	$0.321	$0.346

Net realized and unrealized gain (loss)	0.137		0.310	(0.132)	(0.262)	0.298	(0.088)

Total income from operations	$0.256		$0.568	$0.144	$0.030	$0.619	$0.258

Less Distributions

From net investment income	$(0.126)		$(0.258)	$(0.284)	$(0.290)	$(0.319)	$(0.368)

Total distributions	$(0.126)		$(0.258)	$(0.284)	$(0.290)	$(0.319)	$(0.368)

Net asset value — End of period	$9.880		$9.750	$9.440	$9.580	$9.840	$9.540

Total Return(2)	2.64	%(3)	6.12%	1.53%	0.35%	6.60%	2.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,251		$34,704	$33,704	$40,674	$47,956	$47,736

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.68	%(5)	0.70%	0.71%	0.71%	0.69%	0.72%

Net investment income	2.43	%(5)	2.73%	2.90%	3.05%	3.32%	3.56%

Portfolio Turnover	2	%(3)	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.840		$10.500	$10.650	$10.940	$10.610	$10.730

Income (Loss) From Operations

Net investment income(1)	$0.092		$0.208	$0.227	$0.245	$0.275	$0.305

Net realized and unrealized gain (loss)	0.158		0.339	(0.140)	(0.293)	0.329	(0.097)

Total income (loss) from operations	$0.250		$0.547	$0.087	$(0.048)	$0.604	$0.208

Less Distributions

From net investment income	$(0.100)		$(0.207)	$(0.237)	$(0.242)	$(0.274)	$(0.328)

Total distributions	$(0.100)		$(0.207)	$(0.237)	$(0.242)	$(0.274)	$(0.328)

Net asset value — End of period	$10.990		$10.840	$10.500	$10.650	$10.940	$10.610

Total Return(2)	2.32	%(3)	5.28%	0.83%	(0.41)%	5.77%	1.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,136		$4,279	$5,025	$6,025	$6,592	$5,690

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.43	%(5)	1.45%	1.46%	1.46%	1.44%	1.47%

Net investment income	1.68	%(5)	1.98%	2.15%	2.30%	2.56%	2.83%

Portfolio Turnover	2	%(3)	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Arizona Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.750		$9.440	$9.580	$9.830	$9.540	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.129		$0.276	$0.295	$0.310	$0.339	$0.368

Net realized and unrealized gain (loss)	0.137		0.310	(0.132)	(0.251)	0.289	(0.081)

Total income from operations	$0.266		$0.586	$0.163	$0.059	$0.628	$0.287

Less Distributions

From net investment income	$(0.136)		$(0.276)	$(0.303)	$(0.309)	$(0.338)	$(0.387)

Total distributions	$(0.136)		$(0.276)	$(0.303)	$(0.309)	$(0.338)	$(0.387)

Net asset value — End of period	$9.880		$9.750	$9.440	$9.580	$9.830	$9.540

Total Return(2)	2.75	%(3)	6.33%	1.74%	0.65%	6.70%	2.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,823		$19,612	$13,292	$16,990	$12,390	$9,759

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.48	%(5)	0.49%	0.51%	0.51%	0.49%	0.52%

Net investment income	2.63	%(5)	2.91%	3.10%	3.24%	3.50%	3.79%

Portfolio Turnover	2	%(3)	6%	8%	22%	14%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.230		$9.960	$10.200	$10.520	$10.240	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.135		$0.296	$0.324	$0.328	$0.351	$0.364

Net realized and unrealized gain (loss)	0.117		0.269	(0.243)	(0.323)	0.276	(0.004)

Total income from operations	$0.252		$0.565	$0.081	$0.005	$0.627	$0.360

Less Distributions

From net investment income	$(0.142)		$(0.295)	$(0.321)	$(0.325)	$(0.347)	$(0.360)

Total distributions	$(0.142)		$(0.295)	$(0.321)	$(0.325)	$(0.347)	$(0.360)

Net asset value — End of period	$10.340		$10.230	$9.960	$10.200	$10.520	$10.240

Total Return(2)	2.49	%(3)	5.78%	0.82%	0.08%	6.22%	3.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,975		$52,275	$54,900	$59,405	$68,795	$72,210

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.73%	0.73%	0.70%	0.72%	0.72%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.72	%(5)	0.73%	0.73%	0.70%	0.72%	0.75%

Net investment income	2.63	%(5)	2.97%	3.22%	3.20%	3.38%	3.52%

Portfolio Turnover	8	%(3)	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.190		$9.920	$10.160	$10.490	$10.200	$10.200

Income (Loss) From Operations

Net investment income(1)	$0.097		$0.220	$0.247	$0.250	$0.271	$0.285

Net realized and unrealized gain (loss)	0.125		0.269	(0.242)	(0.333)	0.287	(0.003)

Total income (loss) from operations	$0.222		$0.489	$0.005	$(0.083)	$0.558	$0.282

Less Distributions

From net investment income	$(0.102)		$(0.219)	$(0.245)	$(0.247)	$(0.268)	$(0.282)

Total distributions	$(0.102)		$(0.219)	$(0.245)	$(0.247)	$(0.268)	$(0.282)

Net asset value — End of period	$10.310		$10.190	$9.920	$10.160	$10.490	$10.200

Total Return(2)	2.19	%(3)	5.01%	0.06%	(0.77)%	5.54%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,748		$4,782	$4,588	$5,847	$7,020	$6,739

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.47%	1.48%	1.45%	1.47%	1.47%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	1.47	%(5)	1.47%	1.48%	1.45%	1.47%	1.50%

Net investment income	1.88	%(5)	2.21%	2.47%	2.45%	2.62%	2.77%

Portfolio Turnover	8	%(3)	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.230		$9.960	$10.200	$10.520	$10.240	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.316	$0.344	$0.348	$0.371	$0.385

Net realized and unrealized gain (loss)	0.126		0.269	(0.242)	(0.322)	0.276	(0.004)

Total income from operations	$0.272		$0.585	$0.102	$0.026	$0.647	$0.381

Less Distributions

From net investment income	$(0.152)		$(0.315)	$(0.342)	$(0.346)	$(0.367)	$(0.381)

Total distributions	$(0.152)		$(0.315)	$(0.342)	$(0.346)	$(0.367)	$(0.381)

Net asset value — End of period	$10.350		$10.230	$9.960	$10.200	$10.520	$10.240

Total Return(2)	2.68	%(3)	6.00%	1.03%	0.28%	6.43%	3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,002		$21,081	$13,842	$16,216	$12,826	$9,330

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.53%	0.53%	0.50%	0.52%	0.52%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.52	%(5)	0.53%	0.53%	0.50%	0.52%	0.55%

Net investment income	2.83	%(5)	3.16%	3.42%	3.40%	3.57%	3.71%

Portfolio Turnover	8	%(3)	16%	10%	11%	7%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.610		$9.250	$9.480	$9.770	$9.550	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.224	$0.241	$0.263	$0.288	$0.312

Net realized and unrealized gain (loss)	0.153		0.361	(0.227)	(0.289)	0.222	(0.033)

Total income (loss) from operations	$0.249		$0.585	$0.014	$(0.026)	$0.510	$0.279

Less Distributions

From net investment income	$(0.099)		$(0.225)	$(0.244)	$(0.264)	$(0.290)	$(0.309)

Total distributions	$(0.099)		$(0.225)	$(0.244)	$(0.264)	$(0.290)	$(0.309)

Net asset value — End of period	$9.760		$9.610	$9.250	$9.480	$9.770	$9.550

Total Return(2)	2.60	%(3)	6.42%	0.15%	(0.22)%	5.42%	2.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,315		$57,812	$56,760	$62,310	$74,061	$71,598

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.66	%(5)	0.70%	0.69%	0.70%	0.69%	0.71%

Net investment income	1.98	%(5)	2.41%	2.57%	2.77%	2.98%	3.24%

Portfolio Turnover	6	%(3)	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.330		$9.950	$10.200	$10.500	$10.270	$10.300

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.168	$0.184	$0.206	$0.231	$0.257

Net realized and unrealized gain (loss)	0.163		0.379	(0.247)	(0.298)	0.233	(0.032)

Total income (loss) from operations	$0.227		$0.547	$(0.063)	$(0.092)	$0.464	$0.225

Less Distributions

From net investment income	$(0.067)		$(0.167)	$(0.187)	$(0.208)	$(0.234)	$(0.255)

Total distributions	$(0.067)		$(0.167)	$(0.187)	$(0.208)	$(0.234)	$(0.255)

Net asset value — End of period	$10.490		$10.330	$9.950	$10.200	$10.500	$10.270

Total Return(2)	2.21	%(3)	5.56%	(0.62)%	(0.85)%	4.57%	2.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,989		$6,595	$9,484	$11,668	$12,990	$11,636

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.41	%(5)	1.46%	1.44%	1.45%	1.44%	1.46%

Net investment income	1.23	%(5)	1.68%	1.82%	2.02%	2.23%	2.48%

Portfolio Turnover	6	%(3)	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Minnesota Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.610		$9.250	$9.480	$9.770	$9.550	$9.580

Income (Loss) From Operations

Net investment income(1)	$0.105		$0.242	$0.260	$0.280	$0.304	$0.330

Net realized and unrealized gain (loss)	0.153		0.361	(0.227)	(0.287)	0.225	(0.031)

Total income (loss) from operations	$0.258		$0.603	$0.033	$(0.007)	$0.529	$0.299

Less Distributions

From net investment income	$(0.108)		$(0.243)	$(0.263)	$(0.283)	$(0.309)	$(0.329)

Total distributions	$(0.108)		$(0.243)	$(0.263)	$(0.283)	$(0.309)	$(0.329)

Net asset value — End of period	$9.760		$9.610	$9.250	$9.480	$9.770	$9.550

Total Return(2)	2.71	%(3)	6.64%	0.36%	(0.02)%	5.63%	3.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$117,581		$88,841	$73,789	$75,120	$59,486	$37,542

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.46	%(5)	0.50%	0.49%	0.50%	0.49%	0.51%

Net investment income	2.17	%(5)	2.59%	2.77%	2.96%	3.15%	3.43%

Portfolio Turnover	6	%(3)	21%	20%	23%	12%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.480		$9.080	$9.230	$9.520	$9.240	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.287	$0.317	$0.326	$0.339	$0.337

Net realized and unrealized gain (loss)	0.227		0.398	(0.146)	(0.293)	0.277	(0.072)

Total income from operations	$0.352		$0.685	$0.171	$0.033	$0.616	$0.265

Less Distributions

From net investment income	$(0.132)		$(0.285)	$(0.321)	$(0.323)	$(0.336)	$(0.335)

Total distributions	$(0.132)		$(0.285)	$(0.321)	$(0.323)	$(0.336)	$(0.335)

Net asset value — End of period	$9.700		$9.480	$9.080	$9.230	$9.520	$9.240

Total Return(2)	3.73	%(3)	7.69%	1.89%	0.41%	6.78%	2.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$103,773		$101,283	$98,224	$104,121	$117,155	$120,659

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.72%	0.73%	0.72%	0.72%	0.73%

Interest and fee expense(6)	—		—	—	0.01%	0.03%	0.02%

Total expenses(4)	0.69	%(5)	0.72%	0.73%	0.73%	0.75%	0.75%

Net investment income	2.60	%(5)	3.14%	3.47%	3.53%	3.62%	3.60%

Portfolio Turnover	19	%(3)	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.890		$9.470	$9.630	$9.930	$9.640	$9.710

Income (Loss) From Operations

Net investment income(1)	$0.093		$0.229	$0.259	$0.267	$0.280	$0.278

Net realized and unrealized gain (loss)	0.247		0.416	(0.155)	(0.302)	0.288	(0.072)

Total income (loss) from operations	$0.340		$0.645	$0.104	$(0.035)	$0.568	$0.206

Less Distributions

From net investment income	$(0.100)		$(0.225)	$(0.264)	$(0.265)	$(0.278)	$(0.276)

Total distributions	$(0.100)		$(0.225)	$(0.264)	$(0.265)	$(0.278)	$(0.276)

Net asset value — End of period	$10.130		$9.890	$9.470	$9.630	$9.930	$9.640

Total Return(2)	3.45	%(3)	6.92%	1.10%	(0.32)%	5.97%	2.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,809		$12,202	$17,481	$21,115	$24,731	$23,141

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.47%	1.48%	1.47%	1.47%	1.48%

Interest and fee expense(6)	—		—	—	0.01%	0.03%	0.02%

Total expenses(4)	1.44	%(5)	1.47%	1.48%	1.48%	1.50%	1.50%

Net investment income	1.85	%(5)	2.41%	2.72%	2.78%	2.86%	2.85%

Portfolio Turnover	19	%(3)	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.480		$9.080	$9.230	$9.520	$9.240	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.303	$0.335	$0.345	$0.357	$0.355

Net realized and unrealized gain (loss)	0.237		0.400	(0.146)	(0.293)	0.278	(0.071)

Total income from operations	$0.371		$0.703	$0.189	$0.052	$0.635	$0.284

Less Distributions

From net investment income	$(0.141)		$(0.303)	$(0.339)	$(0.342)	$(0.355)	$(0.354)

Total distributions	$(0.141)		$(0.303)	$(0.339)	$(0.342)	$(0.355)	$(0.354)

Net asset value — End of period	$9.710		$9.480	$9.080	$9.230	$9.520	$9.240

Total Return(2)	3.94	%(3)	7.91%	2.09%	0.61%	7.00%	3.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$59,159		$51,021	$32,285	$31,778	$28,693	$24,873

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.49	%(5)	0.52%	0.53%	0.52%	0.52%	0.53%

Interest and fee expense(6)	—		—	—	0.01%	0.03%	0.02%

Total expenses(4)	0.49	%(5)	0.52%	0.53%	0.53%	0.55%	0.55%

Net investment income	2.79	%(5)	3.30%	3.66%	3.74%	3.80%	3.80%

Portfolio Turnover	19	%(3)	39%	13%	14%	17%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.650		$8.500	$8.730	$9.110	$8.900	$8.950

Income (Loss) From Operations

Net investment income(1)	$0.136		$0.310	$0.334	$0.323	$0.345	$0.355

Net realized and unrealized gain (loss)	0.084		0.153	(0.236)	(0.379)	0.207	(0.053)

Total income (loss) from operations	$0.220		$0.463	$0.098	$(0.056)	$0.552	$0.302

Less Distributions

From net investment income	$(0.140)		$(0.313)	$(0.328)	$(0.324)	$(0.342)	$(0.352)

Total distributions	$(0.140)		$(0.313)	$(0.328)	$(0.324)	$(0.342)	$(0.352)

Net asset value — End of period	$8.730		$8.650	$8.500	$8.730	$9.110	$8.900

Total Return(2)	2.56	%(3)	5.58%	1.16%	(0.58)%	6.32%	3.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$118,358		$119,324	$112,508	$125,579	$147,706	$140,411

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.71	%(5)	0.75%	0.75%	0.73%	0.73%	0.75%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(4)	0.76	%(5)	0.82%	0.80%	0.77%	0.77%	0.78%

Net investment income	3.13	%(5)	3.65%	3.89%	3.67%	3.84%	3.95%

Portfolio Turnover	5	%(3)	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.960		$8.800	$9.040	$9.430	$9.220	$9.270

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.257	$0.279	$0.266	$0.287	$0.298

Net realized and unrealized gain (loss)	0.094		0.161	(0.246)	(0.389)	0.208	(0.053)

Total income (loss) from operations	$0.201		$0.418	$0.033	$(0.123)	$0.495	$0.245

Less Distributions

From net investment income	$(0.111)		$(0.258)	$(0.273)	$(0.267)	$(0.285)	$(0.295)

Total distributions	$(0.111)		$(0.258)	$(0.273)	$(0.267)	$(0.285)	$(0.295)

Net asset value — End of period	$9.050		$8.960	$8.800	$9.040	$9.430	$9.220

Total Return(2)	2.26	%(3)	4.84%	0.39%	(1.28)%	5.44%	2.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,293		$13,088	$22,991	$29,651	$38,004	$32,695

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.46	%(5)	1.50%	1.50%	1.48%	1.48%	1.50%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(4)	1.51	%(5)	1.57%	1.55%	1.52%	1.52%	1.53%

Net investment income	2.38	%(5)	2.93%	3.13%	2.92%	3.08%	3.20%

Portfolio Turnover	5	%(3)	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.690		$8.530	$8.760	$9.140	$8.940	$8.990

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.328	$0.352	$0.342	$0.365	$0.375

Net realized and unrealized gain (loss)	0.083		0.163	(0.235)	(0.380)	0.197	(0.053)

Total income (loss) from operations	$0.229		$0.491	$0.117	$(0.038)	$0.562	$0.322

Less Distributions

From net investment income	$(0.149)		$(0.331)	$(0.347)	$(0.342)	$(0.362)	$(0.372)

Total distributions	$(0.149)		$(0.331)	$(0.347)	$(0.342)	$(0.362)	$(0.372)

Net asset value — End of period	$8.770		$8.690	$8.530	$8.760	$9.140	$8.940

Total Return(2)	2.66	%(3)	5.90%	1.37%	(0.36)%	6.40%	3.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,164		$53,541	$46,396	$51,055	$53,322	$49,036

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.51	%(5)	0.54%	0.55%	0.53%	0.53%	0.55%

Interest and fee expense(6)	0.05	%(5)	0.07%	0.05%	0.04%	0.04%	0.03%

Total expenses(4)	0.56	%(5)	0.61%	0.60%	0.57%	0.57%	0.58%

Net investment income	3.33	%(5)	3.84%	4.09%	3.88%	4.03%	4.15%

Portfolio Turnover	5	%(3)	18%	9%	4%	8%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

51

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,975

Interest Rate or Range of Interest Rates (%)	1.09

Collateral for Floating Rate Notes Outstanding	$8,146,312

For the six months ended January 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	1.89%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

52

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$121,467	$993,863	$279,160	$3,862,056	$5,404,247

Long-term	$95,339	$—	$403,438	$655,248	$7,856,815

53

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2020, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$59,024,803	$78,373,959	$173,218,370	$157,633,422	$177,111,325

Gross unrealized appreciation	$5,691,803	$6,096,072	$10,500,034	$15,599,513	$15,915,326

Gross unrealized depreciation	(530)	(663)	—	(134)	(1,140,291)

Net unrealized appreciation	$5,691,273	$6,095,409	$10,500,034	$15,599,379	$14,775,035

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$80,416	$122,652	$285,667	$297,383	$355,681

Effective Annual Rate	0.26%	0.30%	0.33%	0.35%	0.37%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2020 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,702	$5,378	$7,894	$7,828	$11,308

EVD’s Class A Sales Charges	$3,891	$3,390	$3,508	$11,110	$9,182

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

54

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2020 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$35,826	$52,512	$59,303	$102,359	$119,239

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$16,012	$22,122	$23,734	$46,572	$48,329

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2020 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$4,270	$5,899	$6,329	$12,419	$12,888

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—

Class C	$—	$100	$—	$1,000	$30

55

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2020 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$8,225,239	$13,880,073	$37,840,881	$35,487,277	$18,829,333

Sales	$1,290,000	$6,406,815	$10,022,251	$32,550,470	$10,109,604

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	385,723	29,068	496,778

Issued to shareholders electing to receive payments of distributions in Fund shares	41,947	3,203	23,772

Redemptions	(348,417)	(24,159)	(222,689)

Converted from Class C shares	29,290	—	—

Converted to Class A shares	—	(26,329)	—

Net increase (decrease)	108,543	(18,217)	297,861

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	428,058	115,415	1,021,968

Issued to shareholders electing to receive payments of distributions in Fund shares	84,623	7,738	37,917

Redemptions	(594,126)	(142,248)	(455,733)

Converted from Class C shares	72,111	—	—

Converted to Class A shares	—	(64,823)	—

Net increase (decrease)	(9,334)	(83,918)	604,152

56

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	215,490	221,762	471,094

Issued to shareholders electing to receive payments of distributions in Fund shares	58,016	4,199	27,461

Redemptions	(292,669)	(11,052)	(239,262)

Converted from Class C shares	29,423	—	—

Converted to Class A shares	—	(29,538)	—

Net increase	10,260	185,371	259,293

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	296,830	151,480	1,085,269

Issued to shareholders electing to receive payments of distributions in Fund shares	127,199	6,578	43,938

Redemptions	(878,661)	(98,151)	(458,144)

Converted from Class C shares	52,842	—	—

Converted to Class A shares	—	(52,997)	—

Net increase (decrease)	(401,790)	6,910	671,063

Minnesota Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	285,095	54,057	3,564,287

Issued to shareholders electing to receive payments of distributions in Fund shares	56,974	3,717	68,030

Redemptions	(354,528)	(55,736)	(827,324)

Converted from Class C shares	74,860	—	—

Converted to Class A shares	—	(69,590)	—

Net increase (decrease)	62,401	(67,552)	2,804,993

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	1,022,303	132,503	4,955,232

Issued to shareholders electing to receive payments of distributions in Fund shares	129,262	12,126	131,702

Redemptions	(1,479,187)	(266,971)	(3,819,184)

Converted from Class C shares	207,494	—	—

Converted to Class A shares	—	(192,932)	—

Net increase (decrease)	(120,128)	(315,274)	1,267,750

57

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	448,909	189,910	1,008,442

Issued to shareholders electing to receive payments of distributions in Fund shares	118,745	10,199	73,920

Redemptions	(640,165)	(93,339)	(370,221)

Converted from Class C shares	79,143	—	—

Converted to Class A shares	—	(75,847)	—

Net increase	6,632	30,923	712,141

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	666,706	320,406	3,400,424

Issued to shareholders electing to receive payments of distributions in Fund shares	267,697	31,360	133,924

Redemptions	(1,615,835)	(438,139)	(1,708,162)

Converted from Class C shares	548,184	—	—

Converted to Class A shares	—	(525,165)	—

Net increase (decrease)	(133,248)	(611,538)	1,826,186

Pennsylvania Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	292,367	166,825	1,077,646

Issued to shareholders electing to receive payments of distributions in Fund shares	195,169	15,556	59,390

Redemptions	(841,088)	(171,871)	(323,967)

Converted from Class C shares	115,912	—	—

Converted to Class A shares	—	(111,931)	—

Net increase (decrease)	(237,640)	(101,421)	813,069

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	1,131,519	154,205	2,670,861

Issued to shareholders electing to receive payments of distributions in Fund shares	431,069	56,708	94,458

Redemptions	(1,891,199)	(515,244)	(2,041,143)

Converted from Class C shares	877,891	—	—

Converted to Class A shares	—	(847,823)	—

Net increase (decrease)	549,280	(1,152,154)	724,176

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from

58

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

$625 million. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2020.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2020, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended January 31, 2020, the Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2020 was as follows:

	Arizona Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(273,690	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$92,784	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended January 31, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Arizona Fund

Average Notional Cost:

Futures Contracts — Short	$431,000

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

59

Eaton Vance

Municipal Income Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

At January 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,716,076	$—	$64,716,076

Total Investments	$—	$64,716,076	$—	$64,716,076

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$84,469,368	$—	$84,469,368

Total Investments	$—	$84,469,368	$—	$84,469,368

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$183,718,404	$—	$183,718,404

Total Investments	$—	$183,718,404	$—	$183,718,404

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$167,569,933	$—	$167,569,933

Taxable Municipal Securities	—	5,662,868	—	5,662,868

Total Investments	$—	$173,232,801	$—	$173,232,801

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$196,796,064	$—	$196,796,064

Taxable Municipal Securities	—	90,271	—	90,271

Total Investments	$—	$196,886,335	$—	$196,886,335

11  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and through March 20, 2020, the date these financial statements were issued, has resulted in substantial market volatility and may result in a significant economic downturn.

60

Eaton Vance

Municipal Income Funds

January 31, 2020

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

61

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

62

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.20

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2020

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	36

Important Notices	37

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	2.90%	7.36%	3.47%	5.18%
Class A with 4.75% Maximum Sales Charge	—	—	–1.96	2.30	2.46	4.59
Class C at NAV	08/18/2014	05/31/2011	2.60	6.65	2.71	4.66
Class C with 1% Maximum Sales Charge	—	—	1.60	5.65	2.71	4.66
Class I at NAV	05/31/2011	05/31/2011	3.11	7.62	3.72	5.46
Bloomberg Barclays Municipal Bond Index	—	—	3.33%	8.65%	3.53%	4.47%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.96%	1.71%	0.71%

% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.85%	1.10%	2.10%
Taxable-Equivalent Distribution Rate	3.13	1.86	3.55
SEC 30-day Yield	1.08	0.40	1.38
Taxable-Equivalent SEC 30-day Yield	1.83	0.68	2.34

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.00	$4.69	0.92%
Class C	$1,000.00	$1,026.00	$8.50	1.67%
Class I	$1,000.00	$1,031.10	$3.42	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.67	0.92%
Class C	$1,000.00	$1,016.70	$8.47	1.67%
Class I	$1,000.00	$1,021.80	$3.41	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 98.8%
Security	Principal Amount (000’s omitted)	Value

Education — 4.3%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$598,033

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(1)	1,360	1,432,801

Arizona State University, 5.00%, 7/1/33	500	581,000

Arizona State University, 5.00%, 7/1/34	580	673,171

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	694,794

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	755,514

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,398,341

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,730,666

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(1)	1,000	1,241,530

California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(1)	1,000	1,216,450

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	590	634,268

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	660,312

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	839,678

District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	315,255

District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	300,156

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,566,802

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	2,535	2,832,913

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	393,526

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	441,467

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	434,350

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	2,000	2,595,500

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	548,044

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	586,930

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	$1,695	$1,986,269

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	664,524

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	641,800

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	911,082

Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	922,935

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,188,926

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,277,035

Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,052,780

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	831,902

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	959,887

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,939,011

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	562,999

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	314,245

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	354,675

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	584,535

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	635,732

New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,459,550

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,189,910

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	1,040,749

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	2,157,026

Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,185,060

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	633,621

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(1)	$2,690	$3,078,517

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(1)	205	222,519

Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(1)	260	279,456

Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	566,460

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	572,360

University of Arkansas, 5.00%, 11/1/24	475	562,357

University of Arkansas, 5.00%, 11/1/25	500	609,485

University of Idaho, 5.00%, 4/1/24	500	581,550

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	685,450

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	509,520

University of Pittsburgh, PA, 1.30%, (SIFMA + 0.36%), 2/15/24(2)	5,000	5,006,900

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	285	322,136

Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	482,254

		$64,444,718

Electric Utilities — 3.7%

American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,382,050

Arkansas River Power Authority, CO, 5.00%, 10/1/27	2,255	2,776,875

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,387,356

Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,487,180

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,698,445

Long Island Power Authority, NY, Electric System Revenue, 1.997%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	16,000	16,134,880

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	632,025

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/35	3,635	4,815,466

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,929,958

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	$1,750	$1,758,697

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,503,810

Nebraska Public Power District, 5.00%, 1/1/24	750	866,370

Omaha Public Power District, NE, 5.00%, 2/1/25	550	656,651

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,990,660

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,404,209

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,201,960

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	610,251

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	808,387

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	805,088

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	607,095

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	65	66,026

		$54,523,439

Escrowed / Prerefunded — 1.2%

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	$1,000	$1,184,200

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 5.00%, 11/15/28	1,830	2,167,086

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	249,406

Norfolk, VA, Prerefunded to 9/1/24, 5.00%, 9/1/33	1,850	2,194,692

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	540,840

Omaha Public Power District, NE, Prerefunded to 2/1/22, 4.00%, 2/1/33	11,010	11,698,015

		$18,034,239

General Obligations — 14.9%

Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,329

Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,204,260

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	$1,865	$2,262,003

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,494,100

Bergen County, NJ, 3.00%, 7/15/30	3,035	3,382,174

Burlington, VT, 5.00%, 11/1/21	600	639,276

Burlington, VT, 5.00%, 11/1/22	500	554,495

Burlington, VT, 5.00%, 11/1/24	400	473,972

Burlington, VT, 5.00%, 11/1/25	500	610,730

California, 1.37%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	12,000	12,060,000

Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,049,976

Chelsea School District, MI, 4.00%, 5/1/24	765	860,518

Chelsea School District, MI, 4.00%, 5/1/25	765	881,012

Chicago, IL, 5.00%, 12/1/22	2,230	2,296,521

Chicago, IL, 5.00%, 1/1/28	3,000	3,633,480

Chicago, IL, 5.00%, 1/1/30	9,780	12,185,195

Chicago, IL, 5.625%, 1/1/30	6,000	7,361,940

Chicago, IL, 6.00%, 1/1/38	4,000	4,945,120

Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	3,075,835

Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	7,241,707

Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,460,204

Chicago Park District, IL, 5.00%, 1/1/24	500	562,210

Clackamas Community College District, OR, 0.00%, 6/15/21	385	380,060

Connecticut, 5.00%, 4/15/34	1,000	1,271,380

Dallas, TX, 5.00%, 2/15/25	1,000	1,193,710

Delaware Valley Regional Finance Authority, PA, 1.953%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	8,000	8,021,280

Elmira, NY, 3.00%, 5/22/20(1)	1,000	1,003,340

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	939,155

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,057,891

Georgia, 5.00%, 2/1/31	9,205	11,553,840

Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,225,203

Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,218,763

Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,040,129

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29(3)	850	1,024,599

Illinois, 5.00%, 8/1/20	3,000	3,054,360

Illinois, 5.00%, 11/1/21	5,000	5,295,150

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Illinois, 5.00%, 10/1/22	$2,000	$2,172,340

Illinois, 5.00%, 2/1/24	5,000	5,601,950

Illinois, 5.00%, 11/1/24	5,000	5,690,500

Illinois, 5.00%, 2/1/25	10,000	11,486,500

Illinois, 5.00%, 2/1/27	5,000	5,985,400

Illinois, 5.00%, 2/1/28	10,000	11,908,600

Illinois, 5.00%, 11/1/28	10,000	11,978,000

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,030,500

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,279,840

Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	5,995	7,038,550

Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,512,056

Manchester Community Schools, MI, 5.00%, 5/1/25	750	898,530

Massachusetts, 1.83%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	4,630	4,659,169

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	907,890

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,204,830

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	590,960

New York, NY, 5.00%, 8/1/25	1,000	1,143,030

New York, NY, 5.00%, 8/1/29	450	513,140

Ottawa County, MI, 5.00%, 11/1/22	500	556,370

Ottawa County, MI, 5.00%, 11/1/24	250	298,280

Ottawa County, MI, 5.00%, 11/1/25	300	369,450

Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,252,546

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,251,890

Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,351,340

Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,731,190

St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,260,813

St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,955,679

Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,188,280

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	464,888

Upper Merion Area School District, PA, 5.00%, 1/15/29	500	593,710

Upper Merion Area School District, PA, 5.00%, 1/15/30	300	355,494

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	$740	$831,412

Washington, 5.00%, 6/1/35(3)	2,500	3,124,075

Washington, 5.00%, 6/1/36(3)	2,200	2,741,266

Washington, 5.00%, 6/1/37(3)	2,500	3,105,000

Westchester County, NY, 4.00%, 12/15/29	5,700	7,010,886

Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	55,419

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,273,614

		$222,898,304

Hospital — 24.0%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,085,841

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	3,007,098

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,191,907

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,193,865

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,027,631

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,305,011

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	793,572

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,786,924

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,529,550

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,183,070

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	244,176

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	285,262

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	328,570

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	378,582

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,526,057

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,455,482

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	2,025,221

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$2,415,549

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	113,053

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	412,585

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	342,759

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	125,349

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	170,265

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	280,855

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	232,030

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	501,424

California Statewide Communities Development Authority, (Kaiser Permanente), 5.00% to 11/1/29 (Put Date), 5/1/33	3,000	4,039,380

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,746,105

Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 1.15%, 1/15/38(4)	2,965	2,965,000

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/33	1,000	1,256,550

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,507,280

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/44(1)	2,750	3,247,145

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(1)	1,000	1,175,120

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/27	500	596,865

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28	500	593,820

Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29	200	236,380

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,247,077

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/51	4,715	5,416,356

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	1,076,530

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	$2,580	$2,744,991

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	227,945

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	346,487

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	162,216

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	222,314

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	746,598

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,486,848

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	551,070

Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	337,066

Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/49	2,375	2,782,146

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45(3)	6,520	7,297,054

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/36(3)	3,900	4,895,982

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/37(3)	6,015	7,528,855

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/38(3)	1,360	1,696,233

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/40(3)	3,700	4,588,666

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,164,930

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35(3)	750	874,958

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/36(3)	750	872,115

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/37(3)	750	868,658

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/38(3)	1,750	2,019,010

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	$2,890	$3,483,086

Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,188,790

Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: U.S. Bank, N.A.), 1.15%, 8/15/42(4)	5,790	5,790,000

Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: U.S. Bank, N.A.), 1.15%, 8/15/42(4)	2,375	2,375,000

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,464,878

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	10,002,240

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,117,160

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,950,610

Illinois Finance Authority, (University of Chicago Medical Center), (LOC: Wells Fargo Bank, N.A.), 1.15%, 8/1/44(4)	6,700	6,700,000

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	514,501

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	450,105

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	493,839

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,504,392

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	564,883

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,787,938

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,636,071

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,739,894

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	532,299

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	630,042

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	970,981

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	724,896

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	254,264

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/34(3)	$1,465	$1,820,585

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/35(3)	1,535	1,902,080

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/36(3)	1,615	1,994,993

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/37(3)	1,690	2,081,793

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/38(3)	1,780	2,184,274

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/39(3)	1,865	2,283,954

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/40(3)	1,960	2,393,376

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,127,060

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,062,355

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,540,097

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 1.18%, 7/1/41(4)	5,600	5,600,000

Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	922,803

Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	872,221

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	578,605

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	135,826

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	595,630

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,333,266

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	2,994,809

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	$1,150	$1,419,652

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,508,480

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,368,385

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,420,756

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,840,929

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,767,809

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,571,012

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	289,480

Michigan Finance Authority, (McLaren Health Care), 1.872%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(2)	6,250	6,257,937

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,546,958

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,160,980

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.49%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	9,715	9,705,576

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,411,425

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,141,770

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	613,610

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,224,650

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,307,775

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,889,946

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	10,970	16,876,029

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	$605	$662,892

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	569,200

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,162,536

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,172,690

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,334,048

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	21,611,600

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,456

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,202,580

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	596,695

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/35	1,000	1,180,290

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/36	1,000	1,176,760

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/37	1,000	1,173,570

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	573,255

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	698,231

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	791,300

New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	694,315

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	961,732

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	483,547

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	682,932

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	$2,000	$2,426,760

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(1)	700	773,605

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	1,000	1,189,740

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	500	588,920

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(1)	600	703,026

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	524,192

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,157,110

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(1)	1,100	1,271,589

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(1)	1,100	1,267,343

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(1)	1,200	1,380,504

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	1,000	1,147,840

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(1)	300	355,656

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(1)	1,100	1,269,114

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	1,500	1,849,785

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(1)	1,500	1,799,940

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.287%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,009,190

Ohio, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.13%, 1/1/52(4)	7,250	7,250,000

Ohio, (Cleveland Clinic Health System), (SPA: Wells Fargo Bank, N.A.), 1.15%, 1/1/39(4)	4,350	4,350,000

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,031,857

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,876,270

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	575,405

Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 1.15%, 8/1/34(4)	2,000	2,000,000

Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	2,093,910

Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,492,980

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/25	$500	$592,935

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,637,880

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,796,250

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,863,815

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,702,208

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,851,413

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,223,760

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	523,132

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	454,464

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	585,295

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	601,890

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	600,510

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	597,835

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/37(3)	5,000	5,945,350

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39(3)	2,750	3,236,722

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,577,082

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,187,384

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,257,853

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,562,710

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	2,007,216

Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,160,750

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,234,150

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	$250	$283,450

		$358,714,612

Housing — 3.5%

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$528,760

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	1,450	1,838,919

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	2,335	2,952,164

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	2,755	3,448,929

California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	623,995

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	569,515

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,218,078

Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,259,302

National Finance Authority, NH, 4.125%, 1/20/34	11,715	14,067,255

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	965,719

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	436,744

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	809,873

New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,669,851

North Dakota Housing Finance Agency, 1.34%, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(2)	5,000	5,000,100

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/35	770	932,039

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,484,396

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	860	1,028,061

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	$705	$842,708

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	805,162

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	447,432

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/34	2,560	3,072,614

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/39	1,595	1,887,284

		$52,888,900

Industrial Development Revenue — 5.1%

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	$2,155	$2,395,433

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,409,300

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	965,318

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	1,075,736

Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	2,000	2,131,740

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,092,680

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 1.69%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,500	2,499,725

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,579,005

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	248,129

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,286,003

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,627,525

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,714,697

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	2,017,651

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	$15,000	$16,969,800

Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	5,500	5,550,435

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,155,230

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,247,261

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	7,065	7,804,988

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	4,595	5,211,006

		$75,981,662

Insured – Education — 0.1%

Missouri Southern State University, (AGM), 4.00%, 10/1/33	$220	$247,529

Missouri Southern State University, (AGM), 4.00%, 10/1/35	125	139,656

Missouri Southern State University, (AGM), 4.00%, 10/1/36	150	167,088

Missouri Southern State University, (AGM), 4.00%, 10/1/37	85	94,464

Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	77,472

Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	60,800

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	123,005

		$910,014

Insured – Electric Utilities — 0.7%

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,831,350

Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	287,428

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,699,955

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	208,586

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	185,393

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	148,135

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	753,829

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	$530	$582,512

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	136,834

Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,194,172

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,865,573

		$10,893,767

Insured – Escrowed / Prerefunded — 0.0%(5)

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$273,838

		$273,838

Insured – General Obligations — 2.5%

Atlantic City, NJ, (BAM), 5.00%, 3/1/23	$500	$554,245

Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	342,798

Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	339,804

Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	350,322

Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,063,478

Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,095,703

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	737,289

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	767,495

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	785,106

Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,144,800

Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,178,130

Cambria County, PA, (AGM), 4.00%, 8/1/34(3)	745	836,151

Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,417,941

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,184,070

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,147,291

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	4,093,170

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,560	1,270,386

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29(3)	500	572,570

Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,856

Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,174

Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,871

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Detroit, MI, (AMBAC), 5.00%, 4/1/24	$329	$329,342

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,886,770

McCook, IL, (AGM), 4.00%, 12/1/24	200	222,426

McCook, IL, (AGM), 4.00%, 12/1/25	275	311,561

McCook, IL, (AGM), 4.00%, 12/1/26	260	298,836

McCook, IL, (AGM), 4.00%, 12/1/27	300	348,654

McCook, IL, (AGM), 4.00%, 12/1/28	300	352,005

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,006,465

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,045,500

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	861,825

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,270,220

Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	953,194

Puerto Rico, (AGC), 5.00%, 7/1/34	310	316,916

Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,128,776

Puerto Rico, (NPFG), 5.25%, 7/1/22	530	540,298

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	408,100

South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	916,244

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/34(3)	1,140	1,383,732

Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/50(3)	1,500	1,774,995

Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	420,285

		$36,778,794

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$415,860

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	468,936

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	440,724

		$1,325,520

Insured – Lease Revenue / Certificates of Participation — 0.4%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$937,552

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

Kentucky Asset/Liability Commission, (NPFG), 1.80%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(2)	$3,400	$3,399,796

Kentucky Asset/Liability Commission, (NPFG), 1.83%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	2,000	1,983,620

		$6,320,968

Insured – Other Revenue — 0.1%

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$348,561

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	375,105

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,481

		$846,147

Insured – Special Tax Revenue — 0.6%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,644,106

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	481,855

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,398,349

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	300,539

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	333,456

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,248,285

		$8,406,590

Insured – Transportation — 2.2%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,458,657

Metropolitan Transportation Authority, NY, (AGM), 1.909%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(2)	5,000	5,014,000

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	207,701

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	3,196,210

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	979,272

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	$2,000	$2,209,920

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,184,960

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	916,730

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,714,379

Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	616,919

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	115,863

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	4,037,776

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,995,770

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,716,436

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,486,030

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	406,475

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	109,498

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	219,056

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,320	2,524,763

		$32,110,415

Insured – Water and Sewer — 0.3%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$190,473

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,699,880

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,631

		$4,992,984

Lease Revenue / Certificates of Participation — 1.3%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,815,160

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,528,820

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,768,090

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,154,700

New Jersey Economic Development Authority, (School Facilities Construction), 2.54%, (SIFMA + 1.60%), 3/1/28(2)	7,575	7,761,042

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	556,890

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	554,395

		$20,139,097

Other Revenue — 6.0%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(1)	$7,000	$7,963,480

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(1)	4,500	5,177,475

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	4,950	5,787,936

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,153,470

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,163,389

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,649,187

District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	639,546

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	1,465	1,701,202

Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(1)	1,000	1,161,230

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(1)	4,550	5,092,860

Main Street Natural Gas, Inc., GA, 1.943%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	5,500	5,522,440

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.39%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(2)	8,435	8,440,989

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	$1,775	$2,064,449

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,162,690

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.053%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	7,500	7,544,475

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,520,644

Southeast Alabama Gas Supply District, (Project No. 2), 2.043%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	3,004,770

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.969%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	5,005	5,002,247

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	109,752

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.99%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	11,000	11,188,760

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.205%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	1,000	1,011,490

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	734,873

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,573,335

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	801,542

		$89,172,231

Senior Living / Life Care — 8.4%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$531,195

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	665,107

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	396,711

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	361,417

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	533,252

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	574,775

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	2,000,676

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	$1,320	$1,524,204

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	491,954

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	784,658

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	882,035

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	492,860

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,150,483

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	682,248

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	594,941

Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,395,614

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	651,450

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	589,517

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	343,422

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	406,959

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	473,184

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,057,880

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	195	220,724

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	409,316

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	239,819

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	137,658

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	506,827

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,088,660

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Howard County, MD, (Vantage House), 5.00%, 4/1/21	$329	$335,146

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,708,333

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,894,852

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	422,877

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,761,600

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,345,020

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	760,403

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,013,527

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	729,268

Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	65	68,207

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,410,972

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	1,002,400

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30	1,500	1,716,990

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32	395	447,859

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33	865	973,869

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34	1,280	1,437,030

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	345,855

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,440	1,634,990

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	227,772

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	170,198

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	200	226,086

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	112,691

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	$200	$225,012

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	392,588

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	391,839

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	335,304

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	334,644

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	2,000	2,060,780

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	2,035,303

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	920	1,009,534

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	560	620,306

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,725	1,914,008

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,127,100

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,171,633

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,229,192

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,346,395

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	701,915

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	504,940

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	786,111

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	345,587

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	185	216,291

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	$195	$227,612

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	625	723,988

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	4,500	5,131,080

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,433,376

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	290,251

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,467,557

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	904,541

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	756,912

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,465	2,788,531

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	452,140

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	770	850,388

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/49(1)	725	794,839

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,753,850

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,329,107

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	304,880

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	327,510

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34	650	742,891

Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39	480	541,464

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	668,706

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/44	640	736,877

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/49	1,510	1,728,331

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	$1,675	$1,876,837

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,117,540

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	2,197,420

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	337,275

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/54	1,000	1,106,810

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,252,136

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	5,225	5,922,381

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,170	1,271,088

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29(3)	500	574,890

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	3,126,990

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	630,185

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	465,140

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,817,426

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	827,427

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	658,207

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	569,520

Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,275	1,341,134

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	750	829,912

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	266,755

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(1)	840	961,002

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(1)	$445	$513,797

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(1)	460	529,055

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	500	565,250

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	839,467

Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	526,330

Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	449,246

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	265,465

Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	500	530,150

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	187,126

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	133,386

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	398,202

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	283,620

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	396,102

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	112,988

Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	112,759

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,708,424

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,115,876

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	528,415

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	721,490

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,066,197

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,473,831

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	538,795

		$125,782,850

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.8%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,759,035

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,173,650

Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(1)	220	226,310

Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(1)	250	257,672

Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(1)	270	278,807

Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(1)	285	294,821

Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(1)	310	321,228

Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(1)	650	667,179

Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	49,276

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	71,167

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/36	1,360	1,643,873

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/37	650	785,564

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	905	1,084,860

Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,448,600

Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,196,932

Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,410,002

Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	9,107,255

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/31	225	281,203

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	300	372,513

Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/35	150	185,162

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	872,055

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,996,162

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,394,378

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.18%, 8/1/42(4)	2,000	2,000,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 1.18%, 8/1/42(4)	1,825	1,825,000

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	5,008,240

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,594,460

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Sales Tax Securitization Corp., IL, 5.00%, 1/1/36	$4,000	$5,049,040

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,911,546

South Village Community Development District, FL, 2.00%, 5/1/20	305	305,555

South Village Community Development District, FL, 2.00%, 5/1/21	100	100,945

South Village Community Development District, FL, 2.125%, 5/1/22	100	101,774

South Village Community Development District, FL, 2.375%, 5/1/23	100	102,936

South Village Community Development District, FL, 2.50%, 5/1/24	100	103,939

South Village Community Development District, FL, 2.75%, 5/1/25	100	105,753

South Village Community Development District, FL, 3.25%, 5/1/27	100	108,519

South Village Community Development District, FL, 4.35%, 5/1/26	470	484,598

Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	3,250	3,370,185

Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	4,151,000

		$57,201,194

Student Loan — 0.9%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$695,400

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,090,180

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	553,490

New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	9,540	10,405,183

		$12,744,253

Transportation — 12.5%

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$2,168,709

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	2,200,086

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	2,091,340

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	4,048,803

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	$3,910	$4,784,941

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	2,090,894

Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	414,729

Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	600,900

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	658,427

Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	895,403

Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	715,044

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,513,307

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,139,860

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,107,640

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,862,000

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,555,969

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,193,372

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,830,533

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	575,535

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,660,018

E-470 Public Highway Authority, CO, 2.155%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	1,000	1,007,870

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	267,133

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,436,163

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,275,210

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,263,510

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,519,220

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	$1,800	$2,262,618

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,740,159

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,221,613

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	2,148,700

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	3,144,404

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,440,441

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	609,015

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	907,665

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,656,808

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,853,567

Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	10,000	10,973,700

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	6,244,350

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	922,469

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,185,260

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.14%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	2,750	2,780,827

New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	5,249,618

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,823,120

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,875,008

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,167,740

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	12,450,300

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,890,668

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Texas Tollway Authority, 5.00%, 1/1/30	$1,000	$1,200,910

Pennsylvania Turnpike Commission, 1.64%, (SIFMA + 0.70%), 12/1/23(2)	2,500	2,516,800

Pennsylvania Turnpike Commission, 1.82%, (SIFMA + 0.88%), 12/1/20(2)	1,000	1,002,410

Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	7,529,700

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,643,735

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,714,805

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,915,410

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,787,708

Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,916,960

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,876,725

South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	581,105

South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	578,955

South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	866,115

South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,670,095

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	4,000	5,116,080

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	567,615

Triborough Bridge and Tunnel Authority, NY, 1.893%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(2)	9,730	9,764,541

Triborough Bridge and Tunnel Authority, NY, (LOC: Citibank, N.A.), 1.17%, 1/1/32(4)	1,965	1,965,000

		$186,639,335

Water and Sewer — 2.2%

California Department of Water Resources, (Central Valley Project), 1.31%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(2)	$8,000	$8,024,400

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	514,999

Charleston, SC, Waterworks and Sewer System Revenue, 1.522%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(2)	5,000	5,006,700

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	$390	$450,719

Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	583,623

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	136,090

Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	310,520

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,868,717

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,071,380

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (LOC: Citibank, N.A.), 1.18%, 6/15/35(4)	2,125	2,125,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.15%, 6/15/46(4)	8,025	8,025,000

San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	3,038,088

		$32,155,236

Total Tax-Exempt Municipal Securities — 98.8% (identified cost $1,394,540,011)		$1,474,179,107

Tax-Exempt Mortgage-Backed Securities — 0.0%(5)
Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(5)

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.159%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$479	$478,516

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(5) (identified cost $478,521)		$478,516

Taxable Municipal Securities — 3.7%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.1%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,139,000

		$2,139,000

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.1%

Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,684,515

Chicago, IL, 7.375%, 1/1/33	3,250	4,160,748

Chicago, IL, 7.75%, 1/1/42	3,811	4,378,001

Chicago, IL, 7.781%, 1/1/35	2,600	3,507,816

		$15,731,080

Hospital — 0.5%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,905,907

		$7,905,907

Insured – General Obligations — 0.6%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,016	$1,016,774

Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,925,022

		$8,941,796

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,762,680

		$1,762,680

Insured – Special Tax Revenue — 0.3%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$909,136

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,103,666

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	359,656

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	533,210

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	534,930

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	537,805

		$3,978,403

Senior Living / Life Care — 0.8%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,501,997

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	10,055	10,227,142

		$11,729,139

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$508,145

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,030,710

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	1,070,939

		$2,609,794

Total Taxable Municipal Securities — 3.7% (identified cost $50,492,304)		$54,797,799

Corporate Bonds & Notes — 1.3%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.3%

Care New England Health System, 5.50%, 9/1/26	$11,000	$12,316,419

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	3,865	3,911,766

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,264,554

Total Corporate Bonds & Notes — 1.3% (identified cost $17,842,673)		$19,492,739

Total Investments — 103.8% (identified cost $1,463,353,509)		$1,548,948,161

Other Assets, Less Liabilities — (3.8)%		$(56,578,183)

Net Assets — 100.0%		$1,492,369,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	15.2%

New York	12.3%

Others, representing less than 10% individually	76.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2020, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

financial guaranty assurance agency ranged from 0.1% to 3.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $125,184,066 or 8.4% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2020.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2020.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2020

Investments, at value (identified cost, $1,463,353,509)	$1,548,948,161

Cash	1,053,088

Interest receivable	11,477,072

Receivable for Fund shares sold	2,894,854

Total assets	$1,564,373,175

Liabilities

Payable for when-issued securities	$68,208,437

Payable for Fund shares redeemed	2,185,301

Distributions payable	396,388

Payable to affiliates:

Investment adviser and administration fee	714,065

Distribution and service fees	70,561

Accrued expenses	428,445

Total liabilities	$72,003,197

Net Assets	$1,492,369,978

Sources of Net Assets

Paid-in capital	$1,416,904,952

Distributable earnings	75,465,026

Net Assets	$1,492,369,978

Class A Shares

Net Assets	$137,723,115

Shares Outstanding	10,982,873

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.54

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.17

Class C Shares

Net Assets	$50,197,192

Shares Outstanding	4,004,499

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.54

Class I Shares

Net Assets	$1,304,449,671

Shares Outstanding	103,877,140

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2020

Interest	$20,606,791

Total investment income	$20,606,791

Expenses

Investment adviser and administration fee	$4,025,722

Distribution and service fees

Class A	165,221

Class C	242,933

Trustees’ fees and expenses	35,589

Custodian fee	153,776

Transfer and dividend disbursing agent fees	213,917

Legal and accounting services	43,011

Printing and postage	26,863

Registration fees	74,913

Miscellaneous	81,705

Total expenses	$5,063,650

Net investment income	$15,543,141

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(936,660)

Financial futures contracts	(1,406,553)

Net realized loss	$(2,343,213)

Change in unrealized appreciation (depreciation) —

Investments	$28,615,376

Financial futures contracts	695,880

Net change in unrealized appreciation (depreciation)	$29,311,256

Net realized and unrealized gain	$26,968,043

Net increase in net assets from operations	$42,511,184

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

From operations —

Net investment income	$15,543,141	$27,348,699

Net realized loss	(2,343,213)	(1,047,309)

Net change in unrealized appreciation (depreciation)	29,311,256	41,949,082

Net increase in net assets from operations	$42,511,184	$68,250,472

Distributions to shareholders —

Class A	$(1,329,407)	$(2,758,523)

Class C	(306,562)	(746,583)

Class I	(13,730,379)	(23,555,841)

Total distributions to shareholders	$(15,366,348)	$(27,060,947)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$15,787,942	$43,521,214

Class C	5,017,468	10,095,054

Class I	226,891,438	488,983,370

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,224,083	2,563,754

Class C	241,502	595,761

Class I	11,567,580	19,568,953

Cost of shares redeemed

Class A	(9,144,496)	(41,362,115)

Class C	(3,403,181)	(15,259,847)

Class I	(86,690,431)	(255,364,847)

Net asset value of shares converted

Class A	203,064	1,037,027

Class C	(203,064)	(1,037,027)

Net increase in net assets from Fund share transactions	$161,491,905	$253,341,297

Net increase in net assets	$188,636,741	$294,530,822

Net Assets

At beginning of period	$1,303,733,237	$1,009,202,415

At end of period	$1,492,369,978	$1,303,733,237

27	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Financial Highlights

	Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$12.310		$11.880	$11.960	$12.250	$11.490	$11.180

Income (Loss) From Operations

Net investment income	$0.127	(1)	$0.277 (1)	$0.251 (1)	$0.236	$0.218	$0.202

Net realized and unrealized gain (loss)	0.228		0.427	(0.084)	(0.239)	0.760	0.319

Total income (loss) from operations	$0.355		$0.704	$0.167	$(0.003)	$0.978	$0.521

Less Distributions

From net investment income	$(0.125)		$(0.274)	$(0.247)	$(0.236)	$(0.218)	$(0.202)

From net realized gain	—		—	—	(0.051)	—	(0.009)

Total distributions	$(0.125)		$(0.274)	$(0.247)	$(0.287)	$(0.218)	$(0.211)

Net asset value — End of period	$12.540		$12.310	$11.880	$11.960	$12.250	$11.490

Total Return(2)	2.90	%(3)	6.02%	1.41%	0.04%	8.59%	4.68	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$137,723		$127,094	$116,961	$112,632	$154,283	$87,416

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.92	%(6)	0.94%	0.93%	0.96%	0.97%	1.00	%(4)

Net investment income	2.04	%(6)	2.32%	2.11%	2.02%	1.85%	1.72%

Portfolio Turnover	25	%(3)	34%	30%	53%	58%	79%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the year ended July 31, 2015). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Financial Highlights — continued

	Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,				Period Ended July 31, 2015(1)
			2019	2018	2017	2016

Net asset value — Beginning of period	$12.300		$11.870	$11.960	$12.250	$11.480	$11.270

Income (Loss) From Operations

Net investment income	$0.080	(2)	$0.188 (2)	$0.161 (2)	$0.146	$0.129	$0.103

Net realized and unrealized gain (loss)	0.238		0.426	(0.093)	(0.239)	0.770	0.219

Total income (loss) from operations	$0.318		$0.614	$0.068	$(0.093)	$0.899	$0.322

Less Distributions

From net investment income	$(0.078)		$(0.184)	$(0.158)	$(0.146)	$(0.129)	$(0.103)

From net realized gain	—		—	—	(0.051)	—	(0.009)

Total distributions	$(0.078)		$(0.184)	$(0.158)	$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$12.540		$12.300	$11.870	$11.960	$12.250	$11.480

Total Return(3)	2.60	%(4)	5.23%	0.57%	(0.71)%	7.87%	2.86	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,197		$47,617	$51,587	$54,001	$47,302	$21,534

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.67	%(7)	1.69%	1.69%	1.71%	1.72%	1.75	%(5)(7)

Net investment income	1.29	%(7)	1.57%	1.35%	1.27%	1.09%	0.91	%(7)

Portfolio Turnover	25	%(4)	34%	30%	53%	58%	79	%(8)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended July 31, 2015.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$12.320		$11.900	$11.980	$12.270	$11.500	$11.190

Income (Loss) From Operations

Net investment income	$0.142	(1)	$0.306 (1)	$0.282 (1)	$0.265	$0.248	$0.232

Net realized and unrealized gain (loss)	0.239		0.418	(0.085)	(0.239)	0.770	0.319

Total income from operations	$0.381		$0.724	$0.197	$0.026	$1.018	$0.551

Less Distributions

From net investment income	$(0.141)		$(0.304)	$(0.277)	$(0.265)	$(0.248)	$(0.232)

From net realized gain	—		—	—	(0.051)	—	(0.009)

Total distributions	$(0.141)		$(0.304)	$(0.277)	$(0.316)	$(0.248)	$(0.241)

Net asset value — End of period	$12.560		$12.320	$11.900	$11.980	$12.270	$11.500

Total Return(2)	3.11	%(3)	6.19%	1.67%	0.29%	8.95%	4.94	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,304,450		$1,129,022	$840,654	$630,358	$501,541	$211,151

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.67	%(6)	0.69%	0.68%	0.71%	0.72%	0.75	%(4)

Net investment income	2.28	%(6)	2.56%	2.37%	2.27%	2.09%	1.98%

Portfolio Turnover	25	%(3)	34%	30%	53%	58%	79%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the year ended July 31, 2015). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

31

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $9,620,772 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2019, $8,929,338 are short-term and $691,434 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,462,222,685

Gross unrealized appreciation	$87,044,957

Gross unrealized depreciation	(319,481)

Net unrealized appreciation	$86,725,476

32

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended January 31, 2020, the investment adviser and administration fee amounted to $4,025,722 or 0.58% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2020, EVM earned $4,052 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,796 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2020 amounted to $165,221 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2020, the Fund paid or accrued to EVD $182,200 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2020 amounted to $60,733 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $2,000 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $584,754,800 and $352,540,319, respectively, for the six months ended January 31, 2020.

33

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	1,276,939	3,642,878

Issued to shareholders electing to receive payments of distributions in Fund shares	98,821	214,057

Redemptions	(737,915)	(3,462,817)

Converted from Class C shares	16,463	86,801

Net increase	654,308	480,919

Class C	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	405,845	843,293

Issued to shareholders electing to receive payments of distributions in Fund shares	19,510	49,816

Redemptions	(275,451)	(1,280,081)

Converted to Class A shares	(16,469)	(86,791)

Net increase (decrease)	133,435	(473,763)

Class I	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019

Sales	18,321,406	40,747,269

Issued to shareholders electing to receive payments of distributions in Fund shares	932,577	1,629,198

Redemptions	(6,997,657)	(21,425,572)

Net increase	12,256,326	20,950,895

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2020.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments

34

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2020, there were no obligations outstanding under these financial instruments.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended January 31, 2020, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$(1,406,553)	$695,880

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2020, which is indicative of the volume of this derivative type, was approximately $13,896,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$1,474,179,107	$—	$1,474,179,107

Tax-Exempt Mortgage-Backed Securities	—	478,516	—	478,516

Taxable Municipal Securities	—	54,797,799	—	54,797,799

Corporate Bonds & Notes	—	19,492,739	—	19,492,739

Total Investments	$—	$1,548,948,161	$—	$1,548,948,161

11  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and through March 20, 2020, the date these financial statements were issued, has resulted in substantial market volatility and may result in a significant economic downturn.

35

Eaton Vance

Municipal Opportunities Fund

January 31, 2020

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2020